SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Segregated for Regulatory Purposes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash-segregated for regulatory purposes	$ 1,132,090,347	$ 777,387,205